Discontinued Operations - Summary of Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Revenue								$ 0	$ 0	$ 24,815
Cost of revenue								0	0	21,520
Selling, general and administrative								4,456	11,619	(23,077)
Operating (loss) income								(4,456)	(11,619)	26,372
Other income (expense):
Gain on sale of businesses(1)								0	305	294,276
Other, net								2,094	(1,025)	4,640
Total other income (expense), net								2,094	(720)	298,916
(Loss) income from discontinuing operations before income taxes								(2,362)	(12,339)	325,288
(Benefit) provision for income taxes								(430)	(17,888)	10,880
Net (loss) income from discontinued operations	$ 296	$ (1,222)	$ (477)	$ (5,309)	$ (394)	$ (2,098)	$ 13,350	$ (1,932)	$ 5,549	$ 314,408